UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  November  8, 1999


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total:       308,358,189

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AMERITECH                      CS               030954101    66990   997060 SH       SOLE                   997060
CENTOCOR                       CS               152342101    36490   623100 SH       SOLE                   623100
CORPORATE EXPRESS              CS               219888104    16955  1802500 SH       SOLE                  1802500
DATA GENERAL CORP              CS               237688106     7378   350300 SH       SOLE                   350300
EXCEL SWITCHING                CS               30067V108    14103   393800 SH       SOLE                   393800
GLOBAL CROSSING                CS               G3921A100    37236  1405124 SH       SOLE                  1405124
INTERNATIONAL NETWORK SERVICES CS               460053101    27189   500600 SH       SOLE                   500600
LONE STAR INDUSTRIES           CS               542290408    12479   250200 SH       SOLE                   250200
MACMILLIAN BLOEDEL (US)        CS               554783209      577    36900 SH       SOLE                    36900
NIELSEN MEDIA                  CS               653929307     4652   125100 SH       SOLE                   125100
PIONEER HI BRED                CS               723686101    38793   974400 SH       SOLE                   974400
RAYTECH GROUP                  CS               755103108      930   232600 SH       SOLE                   232600
RESURGENCE PROPERTIES COMMON ( CS               76126R109       25   500000 SH       SOLE                   500000
RESURGENCE PROPERTIES COMMON ( CS               76126R109       38   767400 SH       SOLE                   767400
SAVILLE SYSTEMS                CS               805174109     4174   285400 SH       SOLE                   285400
SKYTEL COMMUNICATIONS          CS               83087Q104    13753   751000 SH       SOLE                   751000
UNITRODE                       CS               913283107    24663   600800 SH       SOLE                   600800
WORLD COLOR PRESS              CS               981443104     1933    51900 SH       SOLE                    51900